Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Schedule of future minimum payments under non-cancelable agreements for property management fees

Year ending
December 31,
RMB
2026	26,947
2027	26,043
2028	25,074
2029	13,337
2030 and thereafter	6,001
Total	97,402